SHARE BASED COMPENSATION - Summary of Non-vested Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Weighted-average fair value on grant date (RMB/Share)
Fair value of shares vested	¥ 0		¥ 0	¥ 5,000
Proceeds from exercise of share options	¥ 4,000	$ 506	¥ 0	¥ 5,024